Loss Per Share	12 Months Ended
Dec. 31, 2020
Loss Per Share
Loss Per Share

19.  Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)
Deemed distribution to certain holders of convertible preferred shares	(80,496)	—	—	—
Net loss attributable to ordinary shareholders	(10,297,621)	(6,967,603)	(7,179,742)	(1,100,344)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted	2,968,320	4,627,278	4,768,343	4,768,343

Loss per share – basic and diluted	(3.47)	(1.51)	(1.51)	(0.23)

During the years ended December 31, 2019 and 2020, the Company issued 600,000 and 12,050,000 ordinary shares to its share depositary bank, respectively. No consideration was received by the Company for the issuance. As of December 31, 2020, 5,518,128 out of the total 12,650,000 ordinary shares were used to settle share-based compensation. The remaining 7,131,872 ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share.